Investments	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

Marketable Securities

The Company’s marketable securities consisted of the following as of December 31, 2011 and 2012:

	As of December 31, 2011	As of December 31, 2012
	(in thousands)
Corporate debt securities	$11,057	$30,181
Government and agency securities	11,304	5,314
Commercial paper	4,246	9,293
Certificates of deposit	3,000	1,552
Municipal bonds	—	511
Total marketable securities	29,607	46,851
Less: classified as current	(28,606)	(42,073)
Total long-term marketable securities	$1,001	$4,778

As of December 31, 2012, all of the Company's long-term marketable securities were due within one to two years.

The following tables summarize gross unrealized gains and losses as of December 31, 2011 and 2012 on the Company’s marketable securities designated as available-for-sale:

	As of December 31, 2011
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$11,069	$(12)	$—	$11,057
Government and agency notes	11,306	(2)	—	11,304
Commercial paper	4,246	—	—	4,246
Certificates of deposit	3,000	—	—	3,000
	$29,621	$(14)	$—	$29,607

	As of December 31, 2012
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$30,173	$—	$8	$30,181
Government and agency notes	5,311	—	3	5,314
Commercial paper	9,292	—	1	9,293
Certificates of deposit	1,552	—	—	1,552
Municipal bonds	511	—	—	511
	$46,839	$—	$12	$46,851